CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION [Abstract]
Schedule of Major Customer Concentration

	Year ended December 31,
	2012		2011		2010

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$47,193,174	39%	$29,905,914	25%	$37,685,302	32%
Company B (3rd Party)	25,522,442	21%	18,024,885	15%	21,213,241	18%
Company C (Related Party)	-	-	-	-	14,701,440	13%
Total Revenues	$72,715,616	60%	$47,930,799	40%	$73,599,982	63%

Schedule of Supplier Concentration
Year ended December 31,
	2012		2011		2010

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$39,484,102	44%	$11,261,250	17%	$50,156,639	49%
Company Y (3rd Party)	-	-	15,225,509	22%	25,665,687	25%
Company Z (3rd Party)	30,028,975	33%	27,622,232	41%	15,397,496	15%
Company U (3rd Party)	11,010,434	12%	9,045,436	13%	-	-
Total Purchase	$80,523,511	89%	$63,154,427	93%	$91,219,822	89%